As filed with the Securities and Exchange Commission on November 13, 2002

                                              Securities Act File No. 333-100300

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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-14
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

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         Pre-Effective Amendment No. 2 [_] Post-Effective Amendment No.
                        (Check appropriate box or boxes)

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                            SARATOGA ADVANTAGE TRUST
             (Exact Name of Registrant as Specified in its Charter)


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                                 (516) 542-3000
                        (Area Code and Telephone Number)


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                         1101 Stewart Avenue, Suite 207
                           Garden City, New York 11530
                    (Address of Principal Executive Offices:
                     Number, Street, City, State, Zip Code)

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                             Stuart M. Strauss, Esq.
                            Mayer, Brown, Rowe & Maw
                                  1675 Broadway
                          New York, New York 10019-5820
                     (Name and Address of Agent for Service)

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Beneficial Interest, Par Value $.01 per share.

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

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

                                    Part A


     We are filing this Pre-Effective Amendment No. 2 to Saratoga Advantage Trust's registration statement on Form N-14 filed on October 3, 2002, (the "Registration Statement")(file number 333-100300) in order to file a revised Part C, and in order to file various exhibits to the Registration Statement. This Pre-Effective Amendment No. 2 incorporates herein by reference Part A of Pre-Effective Amendment No 1. to the Registration Statement filed on November 12, 2002 (file number 333-100300).

                                     Part B


     We are filing this Pre-Effective Amendment No. 2 to Saratoga Advantage Trust's registration statement on Form N-14 filed on October 3, 2002, (the "Registration Statement")(file number 333-100300) in order to file a revised Part C, and in order to file various exhibits to the Registration Statement. This Pre-Effective Amendment No. 2 incorporates herein by reference Part B of Pre-Effective Amendment No 1. to the Registration Statement filed on November 12, 2002 (file number 333-100300).

                             THE SARATOGA ADVANTAGE
                  Saratoga Large Capitalization Value Portfolio
                 Saratoga U.S. Government Money Market Portfolio
                    Saratoga Health & Biotechnology Portfolio
                 Saratoga Technology & Communications Portfolio
                      Saratoga Financial Services Portfolio
                   Saratoga Energy & Basic Materials Portfolio
                      Saratoga Mid Capitalization Portfolio


                                     PART C

                                Other Information

Item 15. Indemnification

     The response to this item is incorporated herein by reference to Exhibits 1 and 2 under Item 16 below and by reference to Item 25 of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A, dated January 1, 2002, which was filed electronically on December 31, 2001 ("Post-Effective Amendment No. 10") as an amendment to Registrant's Registration Statement on Form N-1A (File Nos. 811-08542) (the "Registration Statement").

Item 16.  Exhibits

(1) Agreement and Declaration of Trust (the "Declaration")(incorporated herein by reference to the Initial Registration Statement, filed on May 5, 1995).

(2) By-Laws of Registrant (incorporated herein by reference to the Registrants Initial Registration Statement, filed on May 5, 1995).

(3)      Not Applicable.

(4) Copy of the Form Agreement and Plan of Reorganization for the Orbitex Funds and copy of the Form Agreement and Plan of Reorganization for the Orbitex Life Sciences & Biotechnology Fund, Inc. (filed herewith).

(5)  Not Applicable.

(6) Amended and Restated Management Agreement between Saratoga Capital Management I, LLC and The Saratoga Advantage Trust (filed herewith); Form of Investment Advisory Agreement between Saratoga Capital Management and Sterling Capital Management Company with respect to the U.S. Government Money (incorporated herein by reference to Post-Effective Amendment No. 4, filed on March 7, 1997); Amendment to the Investment Advisory Agreement (incorporated herein by reference to Post-Effective Amendment No. 8, filed on December 30,
1999); Form of Investment Advisory Agreement between Saratoga Capital Management and Fox Asset Management, Inc. with respect to the Investment Quality Bond Portfolio (incorporated herein by reference to Post-Effective Amendment No. 4, filed on March 7, 1997); Amendment to the Investment Advisory Agreement (incorporated herein by reference to Post-Effective Amendment No. 8, filed on December 30, 1999); Form of Investment Advisory Agreement between Saratoga Capital Management and OpCap Advisors with respect to the Municipal Bond Portfolio (incorporated herein by reference to Post-Effective Amendment No. 4, filed on March 7, 1997); Form of Investment Advisory Agreement between Saratoga Capital Management and OpCap Advisors with respect to the Large Capitalization Value Portfolio (incorporated herein by reference to Post-Effective Amendment No. 4, filed on March 7, 1997); Form of Investment Advisory Agreement between Saratoga Capital Management and Harris Bretall Sullivan & Smith, L.L.C. with respect to the Large Capitalization Growth Portfolio (incorporated herein by reference to Post-Effective Amendment No. 4, filed on March 7, 1997); Form of Investment Advisory Agreement between Saratoga Capital Management and Fox Asset Management, Inc. with respect to the Small Capitalization Portfolio (incorporated herein by reference to Post-Effective Amendment No. 9, filed on December 22, 2000); Form of Investment Advisory Agreement between Saratoga Capital Management and Ivory & Sime International, Inc. with respect to the International Equity Portfolio (incorporated herein by reference to Post-Effective Amendment No. 4, filed on March 7, 19979); Form of Sub-Investment Advisory Agreement between Ivory & Sime International, Inc. and Ivory & Sime, International, Inc. with respect to the International Equity Portfolio (incorporated herein by reference to Post-Effective Amendment No. 4, filed on March 7, 1997); Form of Investment Advisory Agreement (Health & Biotechnology Portfolio, Technology & Communications Portfolio, Financial Services Portfolio, Mid Capitalization Portfolio) (filed herewith).


(7) General Distributors Agreement (incorporated herein by reference to Post-Effective Amendment No. 8, filed on December 30, 1999); Consent and Agreement (incorporated herein by reference to Post-Effective Amendment No. 10, filed on December 31, 2001); Amendment to the General Distributors Agreement (incorporated herein by reference to Post-Effective Amendment No. 10, filed on December 31, 2001); Soliciting Dealer Agreement (incorporated herein by reference to Post-Effective Amendment No. 8, filed on December 30, 1999).

(8)  Not Applicable

(9) Custodian Contract (incorporated herein by reference to the Initial Registration Statement, filed on May 5, 1995); Amendment to the Custodian Contract (incorporated herein by reference to Post-Effective Amendment No. 10, filed on December 31, 2001). Distribution Plan relating to Class A Shares (filed herewith).

(10) (a) Distribution Plans relating to Class B Shares, Class C Shares, and Class A Shares (filed herewith).

     (b)  Amended and Restated Rule 18f-3 Multiple Class Plan (filed herewith).

(11) (1) Opinion and consent of Mayer, Brown, Rowe & Maw regarding the legality of shares (filed herewith); and

     (2) Opinion and consent of Morris, Nichols, Archst & Tunnel (filed herewith).

(12) Opinion and consent of Mayer, Brown, Rowe & Maw regarding tax matters (filed herewith).

(13) Not Applicable.

(14) (1) Consent of Independent Auditors PricewaterhouseCoopers LLP (filed herewith); and

     (2)  Consent of Independent Auditors Ernst & Young LLP (filed herewith).

(15) Not Applicable.

(16) Powers of Attorney (incorporated herein by reference to Post Effective Amendment No. 5, as filed on November 3, 1997).

(17) (a)  Proxy Cards (filed herewith).

     (b)  Prospectus for the Orbitex Funds, dated:

          1. August 28, 2002 (the Focus Fund, Growth Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials
          Fund) (filed herewith); and

          2. April 30, 2002 (the Cash Reserves Fund) (filed herewith); and

          3. June 28, 2002 (Mid-Cap Fund) (filed herewith); and

          4. February 28, 2002 (Orbitex Life Sciences Fund) (filed herewith).

     (c) Statement of Additional Information for the Saratoga Funds dated January 1, 2002 (filed herewith).

     (d)  Annual Report of the Orbitex Funds for the fiscal year ended:

          1. April 30, 2002 (the Focus 30 Fund, Growth Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials
          Fund)(filed herewith); and

          2. December 31, 2001, and the Semi-Annual Report to Shareholders for the six month period ended June 30, 2002 (the Cash Reserves
          Fund)(filed herewith); and

          3. October 31, 2001, and the Semi-Annual Report to Shareholders for the six month period ended April 30, 2002 (the Orbitex Life Sciences
          Fund)(filed herewith).

     (e) 1. Annual Report of the Saratoga Advantage Trust for the fiscal year ended August 31, 2002 (Class B)(filed herewith); and

          2. Annual Report of the Saratoga Advantage Trust for the fiscal year ended August 31, 2002 (Class C) (filed herewith); and

          3. Annual Report of the Saratoga Advantage Trust for the fiscal year ended August 31, 2002 (Class I) (filed herewith).

Item 17. Undertakings

     1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this registration statement on Form N-14 by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     2. The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement on Form N-14 and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 13th day of November 2002.

                                        THE SARATOGA ADVANTAGE TRUST


                                        By: /s/ Bruce E. Ventimiglia
                                            ------------------------
                                        Title: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 13th day of November, 2002.

       Signature                            Title                     Date
       ---------                            -----                     ----
/s/ Bruce E. Ventimiglia           Trustee, Chairman of the      November 13, 2002
----------------------------         Board and President
Bruce E. Ventimiglia            (principal executive officer)

/s/ William P. Marra                      Treasurer              November 13, 2002
----------------------------     (principal financial officer
William P. Marra                   and principal accounting
                                           officer)

Partick H. McCollough*                     Trustee               November 13, 2002
----------------------------

Udo W. Koopmann*                           Trustee               November 13, 2002
----------------------------

Floyd E. Seal*                             Trustee               November 13, 2002
---------------


By:/s/  Stuart M. Strauss, Esq.
        -----------------------
        Stuart M. Strauss, Esq.
        Attorney-in-Fact pursuant to a power of attorney

                                  EXHIBIT INDEX

EX-99.4     (a) Form of Agreement and Plan of Reorganization for the Orbitex
            Funds.
            (b) Form of Agreement and Plan of Reorganization for the Orbitex Life Sciences & Biotechnology Fund, Inc.

EX-99.6 (a) Amended and Restated Management Agreement between Saratoga Capital Management I, LLC and The Saratoga Advantage Trust.
            (b) Form of Investment Advisory Agreement.

EX-99.10(a) Distribution Plans Relating to Class B Shares, Class C Shares, and
            Class A Shares.

EX-99.10(b) Amended and Restated 18f-3 Multiple Class Plan.

EX-99.11    1. Opinion and consent of Mayer, Brown, Rowe & Maw regarding the legality of shares; and

            2.  Opinion and consent of Morris, Nichols, Archst & Tunnel.

EX-99.12 Opinion and consent of Mayer, Brown, Rowe & Maw regarding tax matters.

EX-99.14    1. Consent of Independent Auditors Pricewaterhouse Coopers LLP; and

            2. Consent of Independent Auditors Ernst & Young LLP

EX-99.17(a) Proxy card.

EX-99.17(b) Prospectuses for the Orbitex Funds, dated:

            1. August 28, 2002 (the Focus Fund, Growth Fund, Health &
               Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials Fund);and

            2. April 30, 2002 (the Cash Reserves Fund); and

            3. June 28, 2002 (Mid-Cap Fund); and

            4. February 28, 2002 (Orbitex Life Sciences Fund).

EX-99.17(c) Statement of Additional Information for the Saratoga Funds dated
            January 1, 2002.

EX-99.17(d) Annual Report of the Orbitex Funds for the fiscal year ended:

            1. April 30, 2002 (the Focus 30 Fund, Growth Fund, Health &
               Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials Fund); and

            2. December 31, 2001, and the Semi-Annual Report to Shareholders for
               the six month period ended June 30, 2002 (the Cash Reserves
               Fund); and

            3. October 31, 2001, and the Semi-Annual Report to Shareholders for
               the six month period ended April 30, 2002 (the Orbitex Life Sciences Fund).

EX-99.17(e) 1. Annual Report of the Saratoga Advantage Trust for the fiscal year ended August 31, 2002. (Class B); and

            2. Annual Report of the Saratoga Advantage Trust for the fiscal year ended August 31, 2002 (Class C); and

            3. Annual Report of the Saratoga Advantage Trust for the fiscal year ended August 31, 2002 (Class I).